Summary of Significant Accounting Policies - Employee Future Benefits and Stock-Based Compensation (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Defined benefit plan, market-related value of plan assets recognition period	3 years
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
Exercise price, VWAP (period)	5 days
DSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, VWAP (period)	5 days
DSUs | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volume weighted average price, share price (in dollars per share)	$ 45.14	$ 46.01
PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Exercise price, VWAP (period)	5 days
Volume weighted average price, share price (in dollars per share)	$ 45.14	46.01
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Exercise price, VWAP (period)	5 days
Volume weighted average price, share price (in dollars per share)	$ 45.14	$ 46.01